Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Cash flows from operating activities:
Net income	$ (5,000)	$ 5,162,251	$ 8,008,646		$ 16,700,633		$ 22,511,785
Net income (loss)	(5,000)				16,700,633		22,511,785
Adjustments to reconcile net income to net cash used in operating activities:
Formation expenses paid by sponsor in exchange for Class B ordinary shares	5,000				0		0
Interest income from investments held in Trust Account	0	(9,478,547)	(8,079,826)		(37,787,325)		(9,962,942)
Change in fair value of warrant liability	0	(234,666)	(469,333)		(2,816,000)		(14,197,333)
Change in fair value of PIPE with reduction right liability	0	1,146,117	0		(544,290)		0
PIPE with reduction right expense	0				18,797,300		0
Warrant issuance transaction costs	0				0		20,182
Changes in operating assets and liabilities:
Prepaid expenses	0	80,060	82,583		423,643		(581,784)
Accounts payable and accrued expenses	0	2,762,796	162,754		3,357,495		338,004
Net cash used in operating activities	0	(561,989)	(295,176)		(1,868,544)		(1,872,088)
Cash flows from investing activities:
Principal deposited in Trust Account	0				0		(750,000,000)
Cash withdrawn from Trust Account for working capital	0	0	250,000		2,750,000		250,000
Net cash provided by investing activities	0	0	250,000		2,750,000		(749,750,000)
Cash flows from financing activities:
Proceeds from private placement of warrants	0				0		17,600,000
Proceeds from sale of units in initial public offering	0				0		750,000,000
Payment of underwriters' discount	0				0		(15,000,000)
Payment of offering costs	0				0		(545,679)
Repayment of advances from Sponsor	0				0		(14,537)
Repayment of promissory note - related party	0				0		(300,000)
Net cash provided by financing activities	0				0		751,739,784
Net change in cash	0	(561,989)	(45,176)		881,456		117,696
Cash at beginning of period	0	999,152	117,696	$ 72,520	117,696		0
Cash at end of period	0	437,163	72,520	437,163	999,152	$ 72,520	117,696
Supplemental disclosure of non-cash investing and financing activities:
Deferred underwriting fee payable	0				0		26,250,000
Forfeiture of Class B shares for no consideration	0				0		281
Offering costs paid by Sponsor in exchange for Class B ordinary shares	20,000
Deferred offering costs paid through Advance from Sponsor	14,537
Deferred offering costs paid through Promissory Note—Related Party	300,000
Deferred offering costs included in accrued expenses	$ 453,401
Waiver of portion of deferred underwriting fee payable for no consideration		17,325,000	0
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Cash flows from operating activities:
Net income				(93,500,000)		(300,000)		$ 11,100,000
Net income (loss)				(106,900,000)	(8,900,000)	(8,900,000)		(6,100,000)
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization				15,600,000	17,900,000			18,100,000
Amortization of films and television programs				1,347,800,000	1,649,300,000			1,497,500,000
Content and other impairments				12,800,000	5,900,000			0
Amortization of debt financing costs and other non-cash interest				25,100,000	21,800,000			46,500,000
Non-cash share-based compensation				62,500,000	73,400,000			70,200,000
Other amortization				46,000,000	59,900,000			82,500,000
Loss on extinguishment of debt				1,300,000	1,300,000	1,300,000		3,400,000
Equity interests (income) loss				(8,700,000)	(500,000)	(500,000)		3,000,000
Gain on investments, net				(3,500,000)	(44,000,000)	(44,000,000)		(1,300,000)
Deferred income taxes				(4,400,000)	1,600,000			1,200,000
Non-cash charge from the modification of an equity award (see Note 11)				49,200,000	0			0
Changes in operating assets and liabilities:
Accounts payable and accrued expenses				(48,800,000)	57,400,000			(40,600,000)
Proceeds from the termination of interest rate swaps				0	188,700,000			0
Accounts receivable, net				84,900,000	(136,700,000)			(33,000,000)
Investment in films and television programs, net				(1,120,500,000)	(1,568,400,000)			(1,750,100,000)
Other assets				16,500,000	(44,900,000)			(207,000,000)
Participations and residuals				26,800,000	138,300,000			(73,400,000)
Content related payables				(24,500,000)	(10,700,000)			4,000,000
Deferred revenue				3,200,000	(24,500,000)			(4,800,000)
Due from Starz Business				114,500,000	(30,800,000)			(45,100,000)
Net cash used in operating activities				488,900,000	346,100,000			(435,000,000)
Cash flows from investing activities:
Purchase of eOne, net of cash acquired (see Note 2)				(331,100,000)	0			0
Proceeds from the sale of equity method and other investments				5,200,000	46,300,000			1,500,000
Investment in equity method investees and other				(13,300,000)	(17,500,000)			(14,000,000)
Distributions from equity method investees and other				800,000	1,900,000			7,200,000
Acquisition of assets (film library and related assets)				0	0			(161,400,000)
Increase in loans receivable				(3,700,000)	0			(4,300,000)
Purchases of accounts receivables held for collateral				(85,500,000)	(183,700,000)			(172,900,000)
Receipts of accounts receivables held for collateral				105,700,000	190,800,000			169,300,000
Capital expenditures				(9,900,000)	(6,500,000)	(6,500,000)		(6,100,000)
Net cash provided by investing activities				(331,800,000)	31,300,000			(180,700,000)
Cash flows from financing activities:
Debt - borrowings, net of debt issuance and redemption costs				3,145,000,000	1,523,000,000			1,494,300,000
Debt - repurchases and repayments				(2,611,400,000)	(1,745,800,000)			(1,629,500,000)
Film related obligations - borrowings				1,820,800,000	1,584,700,000			1,083,000,000
Film related obligations - repayments				(1,942,900,000)	(956,500,000)			(272,600,000)
Settlement of financing component of interest rate swaps				0	(134,500,000)			(28,500,000)
Purchase of noncontrolling interest				(194,600,000)	(36,500,000)			0
Distributions to noncontrolling interest				(1,700,000)	(7,600,000)			(1,500,000)
Parent net investment				(290,100,000)	(621,300,000)			(119,700,000)
Net cash provided by financing activities				(74,900,000)	(394,500,000)			644,200,000
Net Change In Cash, Cash Equivalents and Restricted Cash				82,200,000	(17,100,000)			28,500,000
Net change in cash				800,000	(1,800,000)			(800,000)
Cash at beginning of period		251,400,000	270,300,000	251,400,000	270,300,000	389,000,000		361,300,000
Cash at end of period		$ 334,400,000	$ 251,400,000	$ 334,400,000	$ 251,400,000	$ 251,400,000	$ 270,300,000	$ 389,000,000